Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	As At March 31
	2018	2017
	(in thousands)
Cash at bank and in hand	$87,762	$112,267
	$87,762	$112,267